Expense Example, No Redemption - Class C	Apr. 30, 2025 USD ($)
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 197
Expense Example, No Redemption, 3 Years	610
Expense Example, No Redemption, 5 Years	1,049
Expense Example, No Redemption, 10 Years	2,270
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,040
Expense Example, No Redemption, 10 Years	2,264
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	966
Expense Example, No Redemption, 10 Years	$ 2,132